Equipment	3 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Equipment

4. Equipment:

March 31, 2024	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$175,307	$150,374	$24,993
Furniture and fixtures	6,751	3,279	3,472
	$182,058	$153,653	$28,405

December 31, 2023	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$184,487	$160,219	$24,268
Furniture and fixtures	16,517	11,551	4,966
	$201,004	$171,770	$29,234

Depreciation expense was $2,908 (March 31, 2023 - $2,852) for the quarter ended March 31, 2024.